Summary of Significant Accounting Policies (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising Expense (in Dollars)			$ 32,780
Government Subsidies, Recognized During the Period (in Dollars)	$ 80,096	$ 243,778